Right-of-Use assets	12 Months Ended
Mar. 31, 2022
Disclosure of Right of use assets [Abstract]
Right-of-Use assets
5.
Right-of-Use
assets

	Category of Right-of-Use asset
	Land		Buildings		Plant and equipment *		Vehicles		Total
Gross carrying value:
As at April 1, 2020	₹	2,003	₹	15,624	₹	4,236	₹	826	₹	22,689
Additions		79		5,323		770		162		6,334
Additions through Business combinations		—		352		—		84		436
Disposals		—		(2,503)		(1,103)		(154)		(3,760)
Translation adjustment		—		48		15		8		71

As at March 31, 2021	₹	2,082	₹	18,844	₹	3,918	₹	926	₹	25,770
Accumulated depreciation:
As at April 1, 2020	₹	27	₹	3,928	₹	1,721	₹	265	₹	5,941
Depreciation		28		4,487		1,465		285		6,265
Disposals		—		(1,703)		(1,023)		(119)		(2,845)
Translation adjustment		—		(9)		(6)		4		(11)

As at March 31, 2021	₹	55	₹	6,703	₹	2,157	₹	435	₹	9,350

Net carrying value as at March 31, 2021									₹	16,420

Gross carrying value:
As at April 1, 2021	₹	2,082	₹	18,844	₹	3,918	₹	926	₹	25,770
Additions		15		7,517		429		105		8,066
Additions through Business combinations		—		2,920		—		36		2,956
Disposals		(819)		(3,360)		(1,861)		(149)		(6,189)
Translation adjustment		—		72		25		(14)		83

As at March 31, 2022	₹	1,278	₹	25,993	₹	2,511	₹	904	₹	30,686
Accumulated depreciation:
As at April 1, 2021	₹	55	₹	6,703	₹	2,157	₹	435	₹	9,350
Depreciation		24		5,572		849		264		6,709
Disposals		(21)		(2,667)		(1,518)		(121)		(4,327)
Translation adjustment		—		68		24		(8)		84

As at March 31, 2022	₹	58	₹	9,676	₹	1,512	₹	570	₹	11,816

Net carrying value as at March 31, 2022									₹	18,870

*	Including net carrying value of computer equipment amounting to ₹ 8 and ₹ 6 as at March 31, 2021 and 2022, respectively.
The Company recognized the following expenses in the consolidated statement of income:

	Year ended March 31,
	2020		2021		2022
Interest expenses on lease liabilities	₹	914	₹	798	₹	894
Rent expense recognized under facility expenses pertaining to:
Leases of low-value assets		44		53		150
Leases with less than twelve months of lease term		2,085		1,876		2,392

	₹	3,043	₹	2,727	₹	3,436

Payments toward leases of
low-value
assets and leases with less than twelve months of lease term, are disclosed under operating activities in the consolidated statement of cash flows. All other lease payments during the period are disclosed under financing activities in the consolidated statement of cash flows.
Income from subleasing RoU assets is not material.
The Company is committed to certain leases amounting to ₹ 1,657 which have not commenced as of March 31, 2022. The term of such leases ranges from 3
to 7 years.

Refer to Note 19 for remaining contractual maturities of lease liabilities.